Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income tax benefit computed at statutory rate	$ 18,253	$ 22,720
Change in valuation allowance	$ (18,253)	$ (22,720)
Provision for income taxes